UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 57.23%	Shares	Value
Administrative and Support Services - 2.73%
CreditRiskMonitor.com, Inc.	780	$2,340
Ctrip.com International Limited - ADR*	11,600	540,212
PayPal Holdings, Inc.*	63,400	2,597,498
		3,140,050
Broadcasting (except Internet) - 4.04%
The E.W. Scripps Company - Class A*	60,000	954,000
The Madison Square Garden Company - Class A*	16,366	2,772,564
MSG Networks Inc. - Class A*	49,100	913,751
		4,640,315
Cable Distributor - 5.86%
Liberty Broadband Corporation - Series A*	18,000	1,262,880
Liberty Broadband Corporation - Series C*	36,000	2,573,280
Liberty Global plc - Series C*	73,800	2,438,352
Liberty Global plc LiLAC - Series C*	16,496	462,713
		6,737,225
Credit Intermediation and Related Activities - 0.70%
LendingTree, Inc.*^	8,233	797,860

Data Processing, Hosting and Related Services - 0.38%
CoStar Group, Inc.*	2,000	433,060

Data Processor - 3.81%
MasterCard, Inc. - Class A	14,800	1,506,196
Verisk Analytics, Inc. - Class A*	7,600	617,728
Visa, Inc. - Class A	27,200	2,249,440
		4,373,364
Defense - 3.38%
CACI International, Inc. - Class A*	29,200	2,946,280
ManTech International Corporation - Class A	25,000	942,250
		3,888,530
E-Commerce - 4.65%
CommerceHub, Inc. - Series A*	6,600	104,280
CommerceHub, Inc. - Series C*	13,200	210,012
eBay, Inc.*	53,200	1,750,280
Liberty Interactive Corporation - Class A*	67,200	1,344,672
Liberty Ventures - Series A*	48,400	1,929,708
		5,338,952
Holding Company - 0.77%
Icahn Enterprises LP	17,444	881,794

Internet - 0.03%
Softbank Technology Corp.	1,200	36,389

Media - 9.21%
Liberty Braves Group - Class A*	8,800	153,560
Liberty Braves Group - Class C*	12,000	208,560
Liberty Media Group - Class A*	21,200	607,380
Liberty SiriusXM Group - Class A*	66,800	2,269,864
Liberty SiriusXM Group - Class C*	144,000	4,811,040
Starz - Class A*	81,000	2,526,390
		10,576,794
Non-Store Retailers - 1.69%
Copart, Inc.*	36,000	1,928,160
Overstock.com, Inc.*	1,000	15,320
		1,943,480
Oil and Gas - 0.02%
Texas Pacific Land Trust	100	23,510

Other Information Services - 9.38%
Alphabet, Inc. - Class A*	6,000	4,824,360
Alphabet, Inc. - Class C*	6,000	4,663,740
Yahoo! Inc.*	30,000	1,293,000
		10,781,100

Performing Arts, Spectator Sports, and Related Industries - 0.35%
Live Nation Entertainment, Inc.*	14,800	406,704

Satellite Telecommunications - 7.33%
DISH Network Corp. - Class A*	30,000	1,643,400
EchoStar Corporation - Class A*	154,600	6,776,118
		8,419,518
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.90%
The Bitcoin Investment Trust*^	20,300	1,827,000
MarketAxess Holdings, Inc.	5,700	943,863
OTC Markets Group Inc. - Class A	30,600	559,980
		3,330,843
Telecommunications - 0.00%
ICTC Group Inc.*	149	3,278

TOTAL COMMON STOCKS
(cost $26,146,635)		65,752,766

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	-

TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 42.85%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	164	164

	Principal
	Amount
U.S. Treasury Obligations - 42.85%
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.19%	$26,568,000	26,563,776
United States Treasury Bills, Maturity Date: 11/10/2016, Yield to Maturity 0.22%	15,000	14,997
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	22,658,000	22,653,128
		49,231,901
TOTAL SHORT-TERM INVESTMENTS
(cost $49,233,439)		49,232,065

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.79%	Shares
Money Market Funds - 0.79%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	909,795	909,795

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $909,795)		909,795

TOTAL INVESTMENTS - 100.87%
(cost $76,289,869)(a)		$115,894,626

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $895,927 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$76,289,869

Gross unrealized appreciation	$39,712,373
Gross unrealized depreciation	(107,616)
Net unrealized appreciation	$39,604,757

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 99.72%	Shares	Value
Chemical Manufacturing - 7.60%
Agenus, Inc.*	148	$1,063
AmpliPhi Biosciences Corp.*	20	30
Ionis Pharmaceuticals, Inc.*	17,000	622,880
Lonza Group AG*	6,000	1,146,269
Madrigal Pharmaceuticals, Inc.*	514	6,517
		1,776,759
Pharmaceutical and Biotechnology - 87.60%
AbbVie Inc.	14,000	882,980
Alkermes plc*	25,000	1,175,750
Arena Pharmaceuticals, Inc.*	45,000	78,750
AstraZeneca plc - ADR	28,000	920,080
Biogen Inc.*	6,750	2,112,952
Bristol-Myers Squibb Company	32,000	1,725,440
Celgene Corporation*	7,000	731,710
Celldex Therapeutics Inc.*	26,294	106,228
Eli Lilly & Company	22,000	1,765,720
Gilead Sciences, Inc.	9,000	712,080
GlaxoSmithKline plc - ADR	24,673	1,064,146
Immune Pharmaceuticals Inc.*	17	5
Johnson & Johnson	14,000	1,653,820
Merck & Co., Inc.	16,000	998,560
Merrimack Pharmaceuticals, Inc.*^	25,000	158,750
Novartis AG - ADR	18,000	1,421,280
Onconova Therapeutics, Inc.*^	2,400	6,360
Osiris Therapeutics, Inc.*^	21,000	104,160
Pfizer, Inc.	44,000	1,490,280
Progenics Pharmaceuticals, Inc.*	67,200	425,376
Roche Holding AG Limited - ADR	24,000	743,280
Sanofi - ADR	27,000	1,031,130
Shire plc - ADR	6,000	1,163,160
		20,471,997
Professional, Scientific, and Technical Services - 4.52%
Albany Molecular Research, Inc.*^	56,000	924,560
Codexis, Inc.*	5,611	24,913
Pacific Biosciences of California Inc.*^	12,000	107,520
		1,056,993
TOTAL COMMON STOCKS
(cost $15,967,018)		23,305,749

RIGHTS - 0.03%
Funds, Trusts, and Other Financial Vehicles - 0.01%
Ligand Pharmaceuticals Inc.	44,000	880
Ligand Pharmaceuticals Inc.*	44,000	1,320
Ligand Pharmaceuticals Inc.	44,000	1,188
Ligand Pharmaceuticals Inc.*	44,000	220
		3,608
Pharmaceutical and Biotechnology - 0.02%
Sanofi*	15,538	4,149

TOTAL RIGHTS
(cost $0)		7,757

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.55%
Money Market Funds - 5.55%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	1,297,095	1,297,095

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $1,297,095)		1,297,095

TOTAL INVESTMENTS - 105.30%
(cost $17,264,113)(a)		$24,610,601

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016. Total loaned securities had a market value of $1,278,768 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$17,264,113

Gross unrealized appreciation	$9,008,992
Gross unrealized depreciation	(1,662,504)
Net unrealized appreciation	$7,346,488

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 65.56%	Shares	Value
Asset Management - 8.45%
Brookfield Asset Management Inc. - Class A	5,800	$204,044
JZ Capital Partners Limited	6,600	41,318
Onex Corporation	5,400	348,516
Partners Value Investments LP*	1,993	39,497
		633,375
Cable Distributor - 0.92%
Altice N.V. - Class A*	400	7,176
Liberty Broadband Corporation - Series A*	700	49,112
Liberty Global plc - Series A*	74	2,530
Liberty Global plc - Series C*	182	6,013
Liberty Global plc LiLAC - Series A*	9	248
Liberty Global plc LiLAC - Series C*	22	617
SFR Group SA	100	2,944
		68,640
Crop Production - 0.43%
Cresud S.A.C.I.F.y A. - ADR*	1,785	31,880

Global Exchanges - 0.66%
BM&FBovespa SA	9,470	49,212

Holding Company - 17.48%
Bollore SA	92,000	319,864
Clarke Inc.	33,000	229,650
Dundee Corporation - Class A*	17,000	88,400
HRG Group, Inc.*	200	3,140
Icahn Enterprises LP	5,994	302,997
Investor AB - B Shares	100	3,657
Siem Industries Inc.*	6,600	363,000
		1,310,708
Industrial Services - 0.04%
Brookfield Business Partners LP^	116	3,066

Insurance Carriers and Related Activities - 5.59%
Fairfax Financial Holdings Limited	715	419,104

Internet - 1.54%
Softbank Technology Corp.	3,800	115,231

Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.43%
The Howard Hughes Corporation*	2,900	332,050

Media - 4.16%
Liberty Media Group - Class A*	900	25,785
Liberty Media Group - Class C*	1,200	33,768
Liberty SiriusXM Group - Class A*	3,500	118,930
Liberty SiriusXM Group - Class C*	4,000	133,640
		312,123
Mining (except Oil and Gas) - 4.47%
Franco-Nevada Corporation	2,100	146,727
NovaGold Resources Inc.*	4,000	22,400
Sandstorm Gold Limited*	3,600	18,108
Silver Wheaton Corporation	5,450	147,313
Trilogy Metals, Inc.*	666	365
		334,913
Oil and Gas - 9.01%
PrairieSky Royalty Limited	100	2,039
Texas Pacific Land Trust	2,866	673,797
		675,836
Oil and Gas Extraction - 1.25%
Continental Resources, Inc.*	1,800	93,528

Other Information Services - 0.01%
Internet Initiative Japan Inc. - ADR	100	940

Pipeline Transportation - 0.12%
Rubis SCA	100	9,167

Publishing Industries (except Internet) - 0.07%
Promotora de Informaciones S.A. - ADR*	240	1,536
Promotora de Informaciones S.A. - Class A*	610	3,908
		5,444
Real Estate - 3.09%
Brookfield Property Partners LP^	281	6,440
Dream Unlimited Corp. - Class A*	40,800	225,155
		231,595
Satellite Telecommunications - 1.40%
EchoStar Corporation - Class A*	2,400	105,192

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.32%
The Bitcoin Investment Trust*	1,100	99,000

Shipping Services - 0.58%
Clarkson plc	1,600	43,468

Transportation Equipment Manufacturing - 0.46%
HEICO Corporation - Class A	575	34,793

Water Transportation - 0.08%
A.P. Moeller-Maersk A/S - Class B - ADR	800	5,908

TOTAL COMMON STOCKS
(cost $4,232,953)		4,915,173

PREFERRED STOCKS - 0.12%
Asset Management - 0.12%
Partners Value Investments LP - Class A	515	8,622

TOTAL PREFERRED STOCKS
(cost $5,334)		8,622

	Principal
CORPORATE BONDS - 0.47%	Amount
General Merchandise Stores - 0.47%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	35,007

TOTAL CORPORATE BONDS
(cost $39,500)		35,007

PURCHASED PUT OPTIONS - 0.16%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.16%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	2	3,360
Expiration Date: January 2017, Exercise Price: $25.00	4	8,550

TOTAL PURCHASED PUT OPTIONS
(cost $9,106)		11,910

WARRANTS - 0.10%	Shares
Asset Management - 0.04%
Partners Value Investments LP*	1,893	3,102

General Merchandise Stores - 0.06%
Sears Holdings Corporation*	1,390	4,754

TOTAL WARRANTS
(cost $26,599)		7,856

SHORT-TERM INVESTMENTS - 33.62%
Money Market Funds - 0.07%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	4,903	4,903

	Principal
	Amount
U.S. Treasury Obligations - 33.55%
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.19%	$556,000	555,911
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	1,960,000	1,959,579
		2,515,490
TOTAL SHORT-TERM INVESTMENTS
(cost $2,520,537)		2,520,393

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.13%	Shares
Money Market Funds - 0.13%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	9,607	9,607

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $9,607)		9,607

TOTAL INVESTMENTS - 100.16%
(cost $6,843,636)(a)		$7,508,568

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $9,438 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
[d]	- 100 shares per contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$6,843,636

Gross unrealized appreciation	$1,454,803
Gross unrealized depreciation	(789,871)
Net unrealized appreciation	$664,932

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 85.95%	Shares	Value
Asset Management - 6.84%
Associated Capital Group, Inc. - Class A	1,600	$56,736
Brookfield Asset Management Inc. - Class A	918,600	32,316,348
Onex Corporation	278,400	17,967,936
Partners Value Investments LP*	800	15,854
RIT Capital Partners plc	20,600	465,925
		50,822,799
Beverage and Tobacco Product Manufacturing - 0.14%
Brown-Forman Corporation - Class A	900	44,775
Crimson Wine Group Limited*	112,400	972,260
		1,017,035
Broadcasting (except Internet) - 0.81%
CBS Corporation - Class B	110,200	6,032,348

Cable Distributor - 2.78%
Liberty Broadband Corporation - Series A*	76,300	5,353,208
Liberty Broadband Corporation - Series C*	214,200	15,311,016
		20,664,224
Chemical Manufacturing - 0.09%
Platform Specialty Products Corporation*	78,200	634,202

Computer and Electronic Product Manufacturing - 0.00%
Fortive Corporation	50	2,545

E-Commerce - 2.23%
CommerceHub, Inc. - Series A*	19,300	304,940
CommerceHub, Inc. - Series C*	38,600	614,126
Liberty Interactive Corporation - Class A*	417,600	8,356,176
Liberty Ventures - Series A*	183,400	7,312,158
		16,587,400
Electrical Equipment, Appliance, and Component Manufacturing - 0.00%
Danaher Corporation	100	7,839

Food Manufacturing - 0.06%
The Kraft Heinz Company	4,800	429,648

Gaming - 1.43%
Las Vegas Sands Corp.	92,400	5,316,696
MGM Resorts International*	81,300	2,116,239
Wynn Resorts Limited^	32,700	3,185,634
		10,618,569
General Merchandise Stores - 0.27%
Sears Canada Inc.*^	228,600	562,356
Sears Holdings Corporation*^	123,600	1,416,456
		1,978,812
Global Exchanges - 0.04%
JSE Limited	28,000	326,471

Holding Company - 6.35%
Bollore SA	430,200	1,495,713
Dundee Corporation - Class A*	136,800	711,360
Icahn Enterprises LP	728,100	36,805,455
Leucadia National Corporation	353,800	6,736,352
Siem Industries Inc.*	26,900	1,479,500
		47,228,380
Household and Personal Products - 1.94%
Newell Brands, Inc.	273,900	14,423,574

Industrial Services - 0.07%
Brookfield Business Partners LP	19,248	508,725

Insurance Carriers and Related Activities - 1.97%
Markel Corporation*	15,800	14,674,566

Lessors of Nonresidential Buildings (except Miniwarehouses) - 11.10%
The Howard Hughes Corporation*	720,200	82,462,900

Lessors of Residential Buildings and Dwellings - 0.92%
Equity Lifestyle Properties, Inc. - REIT	88,100	6,799,558

Media - 8.55%
Discovery Communications, Inc. - Class A*	168,100	4,525,252
Discovery Communications, Inc. - Class C*	85,400	2,246,874
Liberty Braves Group - Class A*	43,000	750,350
Liberty Braves Group - Class C*	65,000	1,129,700
Liberty Media Group - Class A*	99,000	2,836,350
Liberty Media Group - Class C*	140,000	3,939,600
Liberty SiriusXM Group - Class A*	395,800	13,449,284
Liberty SiriusXM Group - Class C*	643,400	21,495,994
Scripps Networks Interactive - Class A	20,100	1,276,149
Starz - Class A*	353,200	11,016,308
Viacom Inc. - Class B	23,800	906,780
		63,572,641
Mining (except Oil and Gas) - 2.26%
Franco-Nevada Corporation	236,700	16,538,229
Silver Wheaton Corporation	10,000	270,300
		16,808,529
Motor Vehicle and Parts Dealers - 2.79%
AutoNation, Inc.*	425,200	20,711,492

Oil and Gas - 19.40%
PrairieSky Royalty Limited	1,000	20,389
Texas Pacific Land Trust[c]	613,230	144,170,373
		144,190,762
Oil and Gas Extraction - 1.79%
Atlas Energy Group LLC*	580,000	864,200
Canadian Natural Resources Limited	32,200	1,031,688
Continental Resources, Inc.*	95,800	4,977,768
Tourmaline Oil Corp.*	237,600	6,436,453
		13,310,109
Oil Refining - 0.00%
Par Pacific Holdings, Inc.*	2,400	31,392

Other Exchanges - 3.21%
CBOE Holdings Inc.	358,000	23,216,300
Urbana Corporation - Class A	363,300	614,754
		23,831,054
Performing Arts, Spectator Sports, and Related Industries - 2.75%
Live Nation Entertainment, Inc.*^	744,600	20,461,608

Real Estate - 1.80%
Brookfield Property Partners LP^	71,064	1,628,787
Dream Unlimited Corp. - Class A*^	304,800	1,682,039
Forest City Realty Trust, Inc. - Class A	436,000	10,084,680
		13,395,506
Restaurants - 2.16%
The Wendy's Company	1,488,100	16,071,480

Satellite Telecommunications - 3.58%
DISH Network Corp. - Class A*	235,500	12,900,690
EchoStar Corporation - Class A*	312,300	13,688,109
		26,588,799

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.21%
The Bitcoin Investment Trust*^	17,600	1,584,000

Utilities - 0.41%
Brookfield Infrastructure Partners LP^	87,900	3,044,856

TOTAL COMMON STOCKS
(cost $398,826,093)		638,821,823

PREFERRED STOCKS - 0.00%
Asset Management - 0.00%
Partners Value Investments LP - Class A	218	3,643

TOTAL PREFERRED STOCKS
(cost $1,764)		3,643

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+	$200,000	-

TOTAL ESCROW NOTES
(cost $0)		-

PURCHASED PUT OPTIONS - 0.01%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.01%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	18	30,240
Expiration Date: January 2017, Exercise Price: $25.00	18	38,475

TOTAL PURCHASED PUT OPTIONS
(cost $52,507)		68,715

WARRANTS - 0.04%	Shares
Asset Management - 0.00%
Partners Value Investments LP*	800	1,311

General Merchandise Stores - 0.04%
Sears Holdings Corporation*^	94,631	323,638

TOTAL WARRANTS
(cost $1,570,024)		324,949

SHORT-TERM INVESTMENTS - 14.06%
Money Market Funds - 0.03%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	238,523	238,523

	Principal
	Amount
U.S. Treasury Obligations - 14.03%
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.19%	$90,826,000	90,811,559
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	13,445,000	13,442,109
		104,253,668
TOTAL SHORT-TERM INVESTMENTS
(cost $104,491,912)		104,492,191

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.48%	Shares
Money Market Funds - 1.48%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	10,964,632	10,964,632

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $10,964,632)		10,964,632

TOTAL INVESTMENTS - 101.54%
(cost $515,906,932)(a)		$754,675,953

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $10,648,777 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
[c]	- Affiliated issuer.
[d]	- 100 shares per contract.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$515,906,932

Gross unrealized appreciation	$289,120,784
Gross unrealized depreciation	(50,351,763)
Net unrealized appreciation	$238,769,021

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 87.76%	Shares	Value
Asset Management - 8.40%
Associated Capital Group, Inc. - Class A	37,250	$1,320,885
GAMCO Investors, Inc. - Class A	19,200	546,624
JZ Capital Partners Limited	190,400	1,191,974
Onex Corporation	117,580	7,572,190
Partners Value Investments LP*	191,000	3,785,205
RIT Capital Partners plc	99,200	2,243,675
Sprott, Inc.	1,680	3,099
		16,663,652
Beverage and Tobacco Product Manufacturing - 0.52%
Crimson Wine Group Limited*	119,600	1,034,540

Chemical Manufacturing - 2.83%
Inter Parfums, Inc.	102,600	3,310,902
Platform Specialty Products Corporation*	283,600	2,299,996
		5,610,898
Construction of Buildings - 1.15%
Green Brick Partners, Inc.*^	109,300	902,818
TRI Pointe Group, Inc.*	104,200	1,373,356
		2,276,174
Credit Intermediation and Related Activities - 1.09%
Emergent Capital, Inc.*^	735,250	2,154,282

Electronics and Appliance Stores - 0.93%
Sears Hometown and Outlet Stores Inc.*	375,700	1,852,201

Forestry and Logging - 0.02%
Keweenaw Land Association Limited*	380	34,014

Gaming - 3.07%
Tropicana Entertainment Inc.*	256,600	6,094,250

General Merchandise Stores - 1.03%
Sears Canada Inc.*^	613,100	1,508,226
Sears Holdings Corporation*^	46,500	532,890
		2,041,116
Holding Company - 10.81%
Dundee Corporation - Class A*^	854,700	4,444,440
Icahn Enterprises LP	336,294	16,999,662
		21,444,102
Household and Personal Products - 2.14%
Newell Brands, Inc.	80,659	4,247,503

Insurance Carriers and Related Activities - 1.10%
AmTrust Financial Services, Inc.	49,800	1,336,134
Greenlight Capital Re, Limited - Class A*	41,000	838,040
		2,174,174
Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.67%
The Howard Hughes Corporation*	150,200	17,197,900

Machinery Manufacturing - 0.55%
Colfax Corporation*	34,500	1,084,335

Manufactured Brands - 0.50%
Movado Group, Inc.	46,700	1,003,116

Media - 1.02%
Starz - Class A*	65,000	2,027,350

Merchant Wholesalers, Durable Goods - 0.51%
Dorman Products, Inc.*	15,800	1,009,620

Mining (except Oil and Gas) - 0.30%
McEwen Mining Inc.^	160,600	589,402

Motor Vehicle and Parts Dealers - 0.77%
Penske Automotive Group, Inc.^	31,700	1,527,306

Oil and Gas - 23.48%
Permian Basin Royalty Trust^	165,500	1,153,535
Texas Pacific Land Trust	193,240	45,430,724
		46,584,259
Oil and Gas Extraction - 0.00%
Biloxi Marsh Lands Corporation	100	1,200

Oil Refining - 0.60%
Par Pacific Holdings, Inc.*^	90,719	1,186,604

Other Exchanges - 0.59%
Urbana Corporation - Class A	695,071	1,176,156

Performing Arts, Spectator Sports, and Related Industries - 3.51%
Live Nation Entertainment, Inc.*	253,500	6,966,180

Pipeline Transportation - 1.67%
Rubis SCA	36,250	3,322,886

Publishing Industries (except Internet) - 0.27%
Promotora de Informaciones S.A. - ADR*	64,644	413,721
Value Line, Inc.^	7,615	123,668
		537,389
Real Estate - 6.20%
Dream Unlimited Corp. - Class A*^	2,230,000	12,306,262

Restaurants - 4.83%
The Wendy's Company	887,500	9,585,000

Satellite Telecommunications - 0.22%
Loral Space & Communications Inc.*	11,400	445,854

Telecommunications - 0.06%
CIBL, Inc.*	18	23,940
ICTC Group Inc.*	208	4,576
LICT Corporation*	16	88,400
		116,916
Transportation Equipment Manufacturing - 0.92%
American Railcar Industries, Inc.^	44,000	1,824,680

TOTAL COMMON STOCKS
(cost $192,054,115)		174,119,321

PREFERRED STOCKS - 0.44%
Asset Management - 0.44%
Partners Value Investments LP - Class A	51,933	869,876

TOTAL PREFERRED STOCKS
(cost $420,822)		869,876

WARRANTS - 0.17%
Asset Management - 0.16%
Partners Value Investments LP*	191,000	313,008

General Merchandise Stores - 0.01%
Sears Holdings Corporation*^	9,591	32,801

TOTAL WARRANTS
(cost $662,409)		345,809

SHORT-TERM INVESTMENTS - 11.86%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	149	149

	Principal
	Amount
U.S. Treasury Obligations - 11.86%
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.19%	$10,627,000	10,625,310
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	12,909,000	12,906,225
		23,531,535
TOTAL SHORT-TERM INVESTMENTS
(cost $23,532,545)		23,531,684

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.27%	Shares
Money Market Funds - 3.27%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	6,490,406	6,490,406

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $6,490,406)		6,490,406

TOTAL INVESTMENTS - 103.50%
(cost $223,160,297)(a)		$205,357,096

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $6,260,325 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
ADR	- American Depository Receipt.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$223,160,297

Gross unrealized appreciation	$47,385,338
Gross unrealized depreciation	(65,188,539)
Net unrealized depreciation	$(17,803,201)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

COMMON STOCKS - 75.22%	Shares	Value
Asset Management - 10.06%
Associated Capital Group, Inc. - Class A	200	$7,092
Federated Investors, Inc. - Class B	3,600	106,668
Oaktree Capital Group LLC^	9,600	407,040
Onex Corporation	39,800	2,568,692
Partners Value Investments LP*	43,516	862,393
Senvest Capital Inc.*	120	13,907
Sprott, Inc.	41,155	75,914
		4,041,706
Beverage and Tobacco Product Manufacturing - 0.11%
Crimson Wine Group Limited*	5,080	43,942

Credit Intermediation and Related Activities - 1.23%
Emergent Capital, Inc.*	168,400	493,412

Data Processor - 5.82%
MasterCard, Inc. - Class A	7,400	753,098
Visa, Inc. - Class A	19,200	1,587,840
		2,340,938
Gaming - 4.61%
Tropicana Entertainment Inc.*	78,000	1,852,500

Global Exchanges - 1.27%
JSE Limited	43,600	508,362

Holding Company - 9.16%
Clarke Inc.	1,000	6,959
Dundee Corporation - Class A*	158,600	824,720
Icahn Enterprises LP	56,400	2,851,020
		3,682,699
Insurance Carriers and Related Activities - 1.47%
Fairfax Financial Holdings Limited	60	35,170
Markel Corporation*	600	557,262
		592,432
Lessors of Nonresidential Buildings (except Miniwarehouses) - 6.64%
The Howard Hughes Corporation*	23,300	2,667,850

Merchant Wholesalers, Durable Goods - 0.06%
A-Mark Precious Metals, Inc.	1,600	25,680

Mining (except Oil and Gas) - 0.01%
Silver Wheaton Corporation	100	2,703

Oil and Gas - 17.61%
Texas Pacific Land Trust	30,100	7,076,510

Other Exchanges - 5.35%
CBOE Holdings Inc.	19,600	1,271,060
NZX Limited	359,002	277,092
Urbana Corporation - Class A	356,004	602,408
		2,150,560
Publishing Industries (except Internet) - 0.02%
IHS Markit Limited*	200	7,510

Real Estate - 3.76%
Dream Unlimited Corp. - Class A*	274,000	1,512,070

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.61%
The Bitcoin Investment Trust*	5,490	494,100
CME Group, Inc.	4,000	418,080
IntercontinentalExchange Group, Inc.	2,000	538,720
Ladenburg Thalmann Financial Services Inc.*	12,000	27,720
OTC Markets Group Inc. - Class A	86,385	1,580,845
		3,059,465
Shipping Services - 0.03%
Clarkson plc	400	10,867

U.S. Equity Exchanges - 0.40%
NASDAQ, Inc.	2,400	162,096

TOTAL COMMON STOCKS
(cost $23,200,283)		30,231,302

PREFERRED STOCKS - 0.49%
Asset Management - 0.49%
Partners Value Investments LP - Class A	11,832	198,186

TOTAL PREFERRED STOCKS
(cost $96,929)		198,186

	Principal
CORPORATE BONDS - 0.01%	Amount	Value
General Merchandise Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	4,875

TOTAL CORPORATE BONDS
(cost $5,500)		4,875

PURCHASED PUT OPTIONS - 0.06%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.06%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	6	10,080
Expiration Date: January 2017, Exercise Price: $25.00	6	12,825

TOTAL PURCHASED PUT OPTIONS
(cost $17,473)		22,905

RIGHTS - 0.00%	Shares
Asset Management - 0.00%
W.P. Stewart & Co., Limited*+	205	-

TOTAL RIGHTS
(cost $0)		-

WARRANTS - 0.18%
Asset Management - 0.18%
Partners Value Investments LP*	43,516	71,313

General Merchandise Stores - 0.00%
Sears Holdings Corporation*	193	660

TOTAL WARRANTS
(cost $133,174)		71,973

SHORT-TERM INVESTMENTS - 24.18%
Money Market Funds - 0.02%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	6,941	6,941

	Principal
	Amount
U.S. Treasury Obligations - 24.16%
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	$9,710,000	9,707,912

TOTAL SHORT-TERM INVESTMENTS
(cost $9,715,606)		9,714,853

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.01%	Shares
Money Market Funds - 0.01%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	5,050	5,050

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $5,050)		5,050

TOTAL INVESTMENTS - 100.15%
(cost $33,174,015)(a)		$40,249,144

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $4,240 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
[d]	- 100 shares per contract.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$33,174,015

Gross unrealized appreciation	$13,107,837
Gross unrealized depreciation	(6,032,708)
Net unrealized appreciation	$7,075,129

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

	Principal
CORPORATE BONDS - 33.52%	Amount	Value
Beverage and Tobacco Product Manufacturing - 0.72%
PepsiCo, Inc., 0.950%, 02/22/2017#	$200,000	$200,083

Computer and Electronic Product Manufacturing - 1.63%
Apple, Inc., 1.050%, 05/05/2017#	250,000	250,322
Intel Corp., 1.950%, 10/01/2016	200,000	200,000
		450,322
Consumer Staples - 0.72%
The Procter & Gamble Company, 0.750%, 11/04/2016	200,000	200,018

Credit Intermediation and Related Activities - 4.88%
Capital One Bank (USA), NA, 1.200%, 02/13/2017	250,000	249,848
Citigroup Inc., 1.300%, 11/15/2016	350,000	350,077
John Deere Capital Corporation, 1.050%, 12/15/2016	200,000	200,084
Key Bank NA, 1.100%, 11/25/2016	250,000	250,068
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	300,592
		1,350,669
Electrical Equipment, Appliance, and Component Manufacturing - 0.36%
Whirlpool Corporation, 1.350%, 03/01/2017	100,000	100,069

Food and Beverage Stores - 1.08%
The Kroger Co., 1.200%, 10/17/2016	300,000	300,001

Food Manufacturing - 1.08%
Kellogg Company, 1.875%, 11/17/2016	100,000	100,153
William Wrigley Jr. Company, 1.400%, 10/21/2016, Acquired 10/28/2013 at $200,027■	200,000	200,056
		300,209
Food Services and Drinking Places - 1.44%
Starbucks Corporation, 0.875%, 12/05/2016	400,000	399,936

Health and Personal Care Stores - 0.72%
CVS Health Corporation, 1.200%, 12/05/2016	200,000	200,089

Household and Personal Products - 0.72%
Colgate-Palmolive Company, 1.300%, 01/15/2017#	200,000	200,270

Insurance Carriers and Related Activities - 3.60%
Aetna Inc., 1.750%, 05/15/2017#	300,000	301,101
American International Group, Inc., 5.450%, 05/18/2017#	400,000	410,291
UnitedHealth Group Inc., 1.875%, 11/15/2016	285,000	285,303
		996,695
Machinery Manufacturing - 1.96%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	242,024
Illinois Tool Works, Inc., 0.900%, 02/25/2017#	300,000	299,945
		541,969
Merchant Wholesalers, Nondurable Goods - 1.08%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	299,853

Miscellaneous Manufacturing - 2.17%
Becton Dickinson and Co.
1.450%, 05/15/2017	300,000	300,541
1.800%, 12/15/2017	300,000	301,455
		601,996
Motor Vehicle and Parts Dealers - 0.90%
AutoZone, Inc., 1.300%, 01/13/2017	250,000	250,247

Petroleum and Coal Products Manufacturing - 3.26%
Exxon Mobil Corporation, 0.921%, 03/15/2017#	200,000	199,982
Hess Corporation, 1.300%, 06/15/2017	350,000	350,003
Phillips 66, 2.950%, 05/01/2017	350,000	353,200
		903,185
Pharmaceutical and Biotechnology - 3.07%
Johnson & Johnson, 0.700%, 11/28/2016#	300,000	300,022
Medtronic, Inc., 0.875%, 02/27/2017#	250,000	249,923
Pfizer, Inc., 1.100%, 05/15/2017#	300,000	300,249
		850,194
Telecommunications - 1.63%
AT&T, Inc., 2.400%, 03/15/2017	250,000	251,487
Vodafone Group plc, 1.625%, 03/20/2017	200,000	200,301
		451,788
Transportation Equipment Manufacturing - 1.05%
VW Credit, Inc., 1.875%, 10/13/2016	290,000	290,011

Utilities - 1.45%
Duke Energy Corporation, 2.150%, 11/15/2016	400,000	400,353

TOTAL CORPORATE BONDS
(cost $9,281,146)		9,287,957

U.S. TREASURY OBLIGATIONS - 6.69%
United States Treasury Notes - 6.69%
0.625%, 10/15/2016#	300,000	300,050
0.625%, 02/15/2017#	200,000	200,205
0.750%, 06/30/2017	500,000	500,602
0.875%, 08/15/2017#	850,000	851,759

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,848,031)		1,852,616

EXCHANGE TRADED FUNDS - 21.00%	Shares
Funds, Trusts, and Other Financial Vehicles - 21.00%
iShares 1-3 Year Credit Bond ETF	27,000	2,855,520
PIMCO Enhanced Short Maturity ETF	4,700	476,627
SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,480
Vanguard Short-Term Corporate Bond ETF	21,700	1,747,935

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,818,562

SHORT-TERM INVESTMENTS - 38.85%
Money Market Funds - 3.49%
Fidelity Institutional Government Portfolio - Class I, 0.27%#[b]	966,152	966,152

	Principal
	Amount
U.S. Treasury Obligations - 35.36%
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.19%	$3,201,000	3,200,491
United States Treasury Bills, Maturity Date: 11/10/2016, Yield to Maturity 0.13%	1,687,000	1,686,676
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	4,911,000	4,909,944
		9,797,111
TOTAL SHORT-TERM INVESTMENTS
(cost $10,763,687)		10,763,263

TOTAL INVESTMENTS - 100.06%
(cost $27,697,656)(a)		$27,722,398

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 0.72%.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
ETF	- Exchange Traded Fund.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$27,697,656

Gross unrealized appreciation	$26,994
Gross unrealized depreciation	(2,252)
Net unrealized appreciation	$24,742

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - September 30, 2016 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Accommodation
Marriott International Inc. - Class A
Expiration: January 2017, Exercise Price: $50.00	4	$170
Expiration: January 2017, Exercise Price: $54.35	12	330
Expiration: January 2017, Exercise Price: $55.00	9	540
		1,040
Administrative and Support Services
The Priceline Group Inc.
Expiration: January 2017, Exercise Price: $860.00	1	173

Beverage and Tobacco Product Manufacturing
The Coca-Cola Company
Expiration: January 2017, Exercise Price: $35.00	17	323
Molson Coors Brewing Company - Class B
Expiration: January 2017, Exercise Price: $60.00	2	20
PepsiCo, Inc.
Expiration: January 2017, Exercise Price: $80.00	3	65
		408
Broadcasting (except Internet)
Twenty-First Century Fox, Inc. - Class A
Expiration: January 2017, Exercise Price: $25.00	16	2,640

Building Material and Garden Equipment and Supplies Dealers
Fastenal Company
Expiration: January 2017, Exercise Price: $30.00	4	90
Expiration: January 2017, Exercise Price: $33.00	16	520
		610
Clothing and Clothing Accessories Stores
DSW Inc. - Class A
Expiration: January 2017, Exercise Price: $20.00	35	4,725
Expiration: January 2017, Exercise Price: $22.50	46	13,225
Nordstrom, Inc.
Expiration: January 2017, Exercise Price: $50.15	8	2,700
Tiffany & Co.
Expiration: January 2017, Exercise Price: $65.00	2	374
Expiration: January 2017, Exercise Price: $70.00	4	1,390

Computer and Electronic Product Manufacturing
Agilent Technologies, Inc.
Expiration: January 2017, Exercise Price: $30.00	6	69
Apple, Inc.
Expiration: January 2017, Exercise Price: $80.00	6	147
Cisco Systems, Inc.
Expiration: January 2017, Exercise Price: $20.00	12	72
Dell Technologies, Inc. - VMware, Inc.
Expiration: January 2017, Exercise Price: $23.00	11	27
International Business Machines Corporation
Expiration: January 2017, Exercise Price: $125.00	1	83
Expiration: January 2017, Exercise Price: $130.00	4	446
Texas Instruments Inc.
Expiration: January 2017, Exercise Price: $38.00	7	39
		883
Construction of Buildings
Lennar Corporation - Class A
Expiration: January 2017, Exercise Price: $30.00	21	525
Expiration: January 2017, Exercise Price: $33.00	6	216
TRI Pointe Group, Inc.
Expiration: January 2017, Exercise Price: $10.00	75	1,125
		1,866
Couriers and Messengers
FedEx Corp.
Expiration: January 2017, Exercise Price: $125.00	6	276
Expiration: January 2017, Exercise Price: $130.00	4	228
		504
Credit Intermediation and Related Activities
Bank of America Corporation
Expiration: January 2017, Exercise Price: $13.00	15	330
Wells Fargo & Company
Expiration: January 2017, Exercise Price: $45.00	3	768
		1,098
Diversified Financial Services
The Goldman Sachs Group, Inc.
Expiration: January 2017, Exercise Price: $150.00	2	955

Electrical Equipment, Appliance, and Component Manufacturing
Corning Inc.
Expiration: January 2017, Exercise Price: $15.00	23	92
Johnson Controls International plc
Expiration: January 2017, Exercise Price: $30.00	13	143
Expiration: January 2017, Exercise Price: $33.00	6	114
		349
Equity Index
S&P 500 Index
Expiration: October 2016, Exercise Price: $2,065.00	8	2,000
Expiration: October 2016, Exercise Price: $2,075.00	3	255
Expiration: October 2016, Exercise Price: $2,085.00	15	8,910
Expiration: October 2016, Exercise Price: $2,100.00	13	12,220
Expiration: October 2016, Exercise Price: $2,105.00	15	15,000
Expiration: October 2016, Exercise Price: $2,115.00	10	2,725
Expiration: October 2016, Exercise Price: $2,120.00	5	1,600
		42,710

Food and Beverage Stores
Whole Foods Market, Inc.
Expiration: January 2017, Exercise Price: $28.00	25	4,150

Food Manufacturing
Tyson Foods, Inc. - Class A
Expiration: January 2017, Exercise Price: $28.00	55	275
Expiration: January 2017, Exercise Price: $30.00	34	170
		445
Heavy and Civil Engineering Construction
Chicago Bridge & Iron Company N.V.
Expiration: January 2017, Exercise Price: $35.00	8	5,840
Expiration: January 2017, Exercise Price: $37.50	19	18,335
		24,175
Insurance Carriers and Related Activities
Aflac, Inc.
Expiration: January 2017, Exercise Price: $47.50	4	116

Machinery Manufacturing
Baker Hughes Inc.
Expiration: January 2017, Exercise Price: $40.00	8	640
Eaton Corporation plc
Expiration: January 2017, Exercise Price: $45.00	10	225
		865
Merchant Wholesalers, Nondurable Goods
Express Scripts Holding Company
Expiration: January 2017, Exercise Price: $60.00	4	324

Miscellaneous Manufacturing
3M Co.
Expiration: January 2017, Exercise Price: $125.00	2	109
Intuitive Surgical, Inc.
Expiration: January 2017, Exercise Price: $340.00	1	107
Expiration: January 2017, Exercise Price: $370.00	2	220
Expiration: January 2017, Exercise Price: $390.00	1	110
		546
Motor Vehicle and Parts Dealers
CarMax, Inc.
Expiration: January 2017, Exercise Price: $35.00	6	135
Expiration: January 2017, Exercise Price: $40.00	10	550
		685
Nonmetallic Mineral Product Manufacturing
USG Corporation
Expiration: January 2017, Exercise Price: $20.00	9	338

Non-Store Retailers
Sotheby's
Expiration: January 2017, Exercise Price: $25.00	8	240

Oil and Gas Extraction
EOG Resources, Inc.
Expiration: January 2017, Exercise Price: $65.00	5	225

Petroleum and Coal Products Manufacturing
Marathon Petroleum Corporation
Expiration: January 2017, Exercise Price: $32.50	18	1,440
Phillips 66
Expiration: January 2017, Exercise Price: $55.00	14	315
Expiration: January 2017, Exercise Price: $60.00	3	120
		1,875
Pharmaceutical and Biotechnology
AbbVie Inc.
Expiration: January 2017, Exercise Price: $45.00	10	360
Expiration: January 2017, Exercise Price: $47.50	8	372
Amgen Inc.
Expiration: January 2017, Exercise Price: $95.00	1	17
Expiration: January 2017, Exercise Price: $100.00	2	48
Expiration: January 2017, Exercise Price: $105.00	1	31
Expiration: January 2017, Exercise Price: $110.00	2	83
Expiration: January 2017, Exercise Price: $115.00	2	107
Expiration: January 2017, Exercise Price: $120.00	5	350
Biogen Inc.
Expiration: January 2017, Exercise Price: $230.00	2	640
Expiration: January 2017, Exercise Price: $240.00	3	1,185
Celgene Corporation
Expiration: January 2017, Exercise Price: $70.00	3	112
Eli Lilly & Company
Expiration: January 2017, Exercise Price: $50.00	7	189
Gilead Sciences, Inc.
Expiration: January 2017, Exercise Price: $75.00	1	285
Expiration: January 2017, Exercise Price: $80.00	6	3,060
Expiration: January 2017, Exercise Price: $85.00	2	1,650
Merck & Co., Inc.
Expiration: January 2017, Exercise Price: $40.00	3	43
Expiration: January 2017, Exercise Price: $42.50	15	292
Expiration: January 2017, Exercise Price: $45.00	17	383
Expiration: January 2017, Exercise Price: $47.50	3	92
		9,299
Publishing Industries (except Internet)
Autodesk, Inc.
Expiration: January 2017, Exercise Price: $40.00	17	212
Expiration: January 2017, Exercise Price: $42.50	4	66
		278
Securities, Commodity Contracts, and Other Financial Investments and Related Activities
Morgan Stanley
Expiration: January 2017, Exercise Price: $25.00	20	650

Support Activities for Mining
Halliburton Company
Expiration: January 2017, Exercise Price: $35.00	2	89
Schlumberger Limited
Expiration: January 2017, Exercise Price: $65.00	2	143
Expiration: January 2017, Exercise Price: $70.00	12	1,632
		1,864
Transportation Equipment Manufacturing
United Technologies Corporation
Expiration: January 2017, Exercise Price: $75.00	4	148

TOTAL PUT OPTIONS WRITTEN
(premiums received $343,066)		$121,873

[d]	- 100 Shares Per Contract.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - September 30, 2016 (Unaudited)

		Principal
CONVERTIBLE BONDS - 7.12%		Amount	Value
Computer and Electronic Product Manufacturing - 0.49%
Quantum Corp., 4.500%, 11/15/2017		$500,000	$462,812

Energy Transportation - 0.34%
Cheniere Energy, Inc., 4.250%, 03/15/2045		500,000	319,687

Mining (except Oil and Gas) - 5.74%
Detour Gold Corporation, 5.500%, 11/30/2017, Acquired 04/01/2013 at $1,005,454■		1,000,000	1,040,625
Kirkland Lake Gold Inc., 6.000%, 06/30/2017	CAD	350,000	276,116
Royal Gold, Inc., 2.875%, 06/15/2019		3,664,000	4,110,550
			5,427,291
Real Estate - 0.55%
Forest City Enterprises, Inc., 4.250%, 08/15/2018		446,000	519,869

TOTAL CONVERTIBLE BONDS
(cost $6,369,439)			6,729,659

CORPORATE BONDS - 79.78%
Apparel Manufacturing - 3.32%
L Brands, Inc.
6.625%, 04/01/2021		200,000	231,500
5.625%, 02/15/2022		2,600,000	2,908,750
			3,140,250
Broadcasting (except Internet) - 4.23%
Cablevision Systems Corporation, 5.875%, 09/15/2022		200,000	182,500
CCO Holdings LLC/Capital Corporation, 5.250%, 09/30/2022		1,150,000	1,204,625
Sinclair Television Group, Inc., 5.375%, 04/01/2021		250,000	259,687
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $779,924■		750,000	785,456
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,009,625■		1,050,000	1,053,938
TEGNA, Inc.
5.125%, 10/15/2019		250,000	256,875
5.125%, 07/15/2020		250,000	258,438
			4,001,519
Cable Distributor - 1.37%
Altice Luxembourg SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $265,476■		250,000	267,812
Numericable Group SA, 6.000%, 05/15/2022, Acquired 06/11/2014-11/04/2014 at $1,041,067■		1,000,000	1,023,750
			1,291,562
Chemical Manufacturing - 6.17%
Ashland Inc., 4.750%, 08/15/2022		3,800,000	3,966,250
LSB Industries, Inc., 8.500%, 08/01/2019^		1,850,000	1,866,187
			5,832,437
Construction of Buildings - 6.85%
Lennar Corporation, 4.750%, 11/15/2022		2,960,000	3,071,000
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019		3,295,000	3,406,206
			6,477,206
Credit Intermediation and Related Activities - 0.19%
Ally Financial, Inc., 8.000%, 03/15/2020		161,000	184,345

Dialysis Equipment, Electromedical, Manufacturing - 0.33%
DaVita HealthCare Partners Inc., 5.750%, 08/15/2022		300,000	315,375

E-Commerce - 4.39%
IAC/InterActiveCorp, 4.750%, 12/15/2022^		4,250,000	4,154,375

Food Manufacturing - 5.89%
Post Holdings, Inc.
6.750%, 12/01/2021, Acquired 04/17/2014-07/14/2015 at $514,230■		500,000	536,875
7.375%, 02/15/2022^		4,775,000	5,031,656
			5,568,531

Gaming - 3.94%
MGM Resorts International, 6.625%, 12/15/2021	756,000	854,280
Wynn Las Vegas LLC
5.375%, 03/15/2022^	2,300,000	2,389,125
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $488,793■	500,000	481,875
		3,725,280
Holding Company - 3.78%
Icahn Enterprises, 5.875%, 02/01/2022	3,700,000	3,570,500

Hospitals - 0.20%
Community Health System, Inc., 7.125%, 07/15/2020	200,000	186,900

Lessors of Nonresidential Buildings (except Miniwarehouses) - 3.80%
The Howard Hughes Corporation, 6.875%, 10/01/2021, Acquired 03/05/2014-04/17/2014 at $3,575,304■	3,400,000	3,591,250

Mining (except Oil and Gas) - 1.32%
Freeport-McMoRan Inc., 3.550%, 03/01/2022^	1,100,000	1,006,500
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	243,500
		1,250,000
Motor Vehicle and Parts Dealers - 3.92%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,700,875

Nonmetallic Mineral Product Manufacturing - 0.29%
USG Corporation, 9.750%, 01/15/2018	250,000	272,750

Non-Store Retailers - 4.67%
Sotheby's, 5.250%, 10/01/2022, Acquired 03/03/2014-10/03/2014 at $4,350,688■	4,426,000	4,414,935

Oil and Gas Extraction - 1.32%
Continental Resources, Inc., 5.000%, 09/15/2022	100,000	100,000
ONEOK Inc., 4.250%, 02/01/2022	902,000	888,470
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	261,875
		1,250,345
Pharmaceuticals - 0.30%
Forest Laboratories, Inc., 5.000%, 12/15/2021, Acquired 04/01/2014 at $261,386■	250,000	280,103

Professional, Scientific, and Technical Services - 0.83%
Lamar Media Corp., 5.000%, 05/01/2023	500,000	530,000
Nielsen Finance LLC, 4.500%, 10/01/2020	250,000	255,938
		785,938
Rail Transportation - 0.27%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019, Acquired 07/09/2014 at $260,052■	250,000	257,500

Real Estate - 8.23%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 07/14/2014-07/08/2016 at $6,956,673■	6,750,000	7,020,000
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	101,500
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235^■	651,000	653,441
		7,774,941
Rental and Leasing Services - 2.55%
Hertz Corp., 6.750%, 04/15/2019	200,000	204,648
International Lease Finance Corp., 8.250%, 12/15/2020	1,850,000	2,201,500
		2,406,148
Satellite Telecommunications - 4.21%
Crown Castle International Corp., 4.875%, 04/15/2022	723,000	808,314
Dish DBS Corp.
4.625%, 07/15/2017	3,000,000	3,060,000
7.875%, 09/01/2019	100,000	112,250
		3,980,564
Software and Services - 0.76%
Nuance Communications, Inc., 5.375%, 08/15/2020, Acquired 02/14/2014-07/29/2014 at $705,670■	700,000	719,250

Telecommunications - 4.20%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	514,375
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	493,875
7.625%, 06/15/2021	500,000	535,000
Millicom International Cellular SA, 4.750%, 05/22/2020, Acquired 08/28/2014 at $390,975^■	390,000	395,870
SoftBank Group Corp., 4.500%, 04/15/2020, Acquired 04/24/2014-06/19/2015 at $1,412,074■	1,400,000	1,456,000
Sprint Communications Inc., 9.000%, 11/15/2018, Acquired 12/30/2013 at $109,680■	100,000	110,750
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	369,688
Virgin Media Secured Finance plc, 5.375%, 04/15/2021, Acquired 02/11/2014 at $91,463■	90,000	94,162
		3,969,720
Transportation Equipment Manufacturing - 2.41%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	260,938
Lear Corp., 4.750%, 01/15/2023#	500,000	521,875
Navistar International Corp., 8.250%, 11/01/2021^	1,500,000	1,492,500
		2,275,313
Utilities - 0.04%
NRG Energy, Inc., 7.625%, 01/15/2018	34,000	36,380

TOTAL CORPORATE BONDS
(cost $74,229,742)		75,414,292

MUNICIPAL BONDS - 0.20%
Air Transportation - 0.20%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025[a]+	2,000,000	108,000
6.000%, 07/01/2037[a]+	1,500,000	81,000

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		189,000

ESCROW NOTES - 0.06%
Holding Company - 0.06%
Energy Future Intermediate Holdings Co. LLC[a]	1,000,000	57,500

TOTAL ESCROW NOTES
(cost $38,520)		57,500

EXCHANGE TRADED NOTES - 0.01%	Shares
Credit Intermediation and Related Activities - 0.01%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	4,366

TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		4,366

MUTUAL FUNDS - 5.31%
Funds, Trusts, and Other Financial Vehicles - 5.31%
DoubleLine Income Solutions Fund	200	3,830
DoubleLine Opportunistic Credit Fund	50,000	1,284,000
Duff & Phelps Select Energy MLP Fund Inc.	400	3,092
Nuveen Energy MLP Total Return Fund	400	5,248
PIMCO Dynamic Income Fund	88,000	2,506,240
PIMCO Income Opportunity Fund	9,000	208,440
PIMCO Income Strategy Fund	10,000	106,900
PIMCO Income Strategy Fund II	10,000	95,300
Special Opportunities Fund Inc.	17,200	256,452
Tortoise Energy Infrastructure Corp.	600	18,450
Tortoise MLP Fund Inc.	1,400	27,986
Western Asset Mortgage Defined Opportunity Fund Inc.^	19,200	458,688
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,618
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	18,320

TOTAL MUTUAL FUNDS
(cost $5,438,802)		5,017,564

SHORT-TERM INVESTMENTS - 6.78%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.27%[b]	882	882

	Principal
	Amount
U.S. Treasury Obligations - 6.78%
United States Treasury Bills, Maturity Date: 10/13/2016, Yield to Maturity 0.25%	$5,000	5,000
United States Treasury Bills, Maturity Date: 11/03/2016, Yield to Maturity 0.15%	4,653,000	4,652,260
United States Treasury Bills, Maturity Date: 11/25/2016, Yield to Maturity 0.09%	1,756,000	1,755,623
		6,412,883
TOTAL SHORT-TERM INVESTMENTS
(cost $6,414,010)		6,413,765

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.12%	Shares
Money Market Funds - 12.12%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.68%[b]	11,454,853	11,454,853

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $11,454,853)		11,454,853

TOTAL INVESTMENTS - 111.38%
(cost $106,194,449)(a)		$105,280,999

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
#	- All or a portion of the securities have been committed as collateral for written option contracts.
^
- This security or a portion of this security was out on loan at September 30, 2016.  Total loaned securities had a market value of $11,237,734 at September 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 25.69%.
[a]	- Default or other conditions exist and the security is not presently accruing income.
+	- Security is considered illiquid. The aggregate value of such securities is $189,000 or 0.20% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2016.
CAD	- Canadian Dollars.
ETN	- Exchange Traded Note.

(a) The cost basis of investments for federal income tax purposes at September 30, 2016, was as follows:

Cost of investments	$106,194,449

Gross unrealized appreciation	$2,177,342
Gross unrealized depreciation	(3,090,792)
Net unrealized depreciation	$(913,450)

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written - September 30, 2016 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Mining (except Oil and Gas)
Silver Wheaton Corporation
Expiration: January 2017, Exercise Price: $8.00	4	$4

Oil and Gas Extraction
Continental Resources, Inc.
Expiration: January 2017, Exercise Price: $17.50	16	240

TOTAL PUT OPTIONS WRITTEN
(premiums received $4,586)		$244

[d]	- 100 Shares Per Contract.

Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The
Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The following is a summary of the fair value and location of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2016:

		Statement of Assets & Liabilities
	Derivative Equity Contracts	Asset Description	Asset Fair Value	Liability Description	Liability Fair Value

The Global Portfolio	Purchased Put Options	Investments, at value	$ 11,910		$ -
The Paradigm Portfolio	Purchased Put Options	Investments, at value	68,715		-
The Market Opportunities Portfolio	Purchased Put Options	Investments, at value	22,905		-
The Alternative Income Portfolio	Put Options Written		-	Written options, at value	121,873
The Multi-Disciplinary Income Portfolio	Put Options Written		-	Written options, at value	244

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).
Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest asked price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange-traded options are valued at a quote provided by third party pricing agents. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. If none of the third party pricing agents publish a price and it is the day of expiration, expiring options will be priced at intrinsic value. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies, including money market funds, other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2016, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2016.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of September 30, 2016:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$ 62,846,083		$ 2,906,683	(1)	$ -		$ 65,752,766
Escrow Notes			-		-	*	-	*
Short-Term Investments	164		49,231,901		-		49,232,065
Investments Purchased with the Cash
Proceeds from Securities Lending	909,795		-		-		909,795
Total Investments in Securities	$ 63,756,042		$ 52,138,584		$ -	*	$ 115,894,626

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Administrative and Support Services	$ 2,340
Cable Distributor	2,901,065
Telecommunications	3,278
$ 2,906,683

Transfers out of Level 1 into Level 2	$ 2,901,065

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2015	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2016	$ -	*

Description	Fair Value at 9/30/2016		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$ -	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of September 30, 2016:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$ 3,929,597	$ 985,576	(1)	$ -	$ 4,915,173
Preferred Stocks	-	8,622		-	8,622
Corporate Bonds	-	35,007		-	35,007
Purchased Put Options	-	11,910		-	11,910
Warrants	4,754	3,102		-	7,856
Short-Term Investments	4,903	2,515,490		-	2,520,393
Investments Purchased with the Cash
Proceeds from Securities Lending	9,607	-		-	9,607
Total Investments in Securities	$ 3,948,861	$ 3,559,707		$ -	$ 7,508,568

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$ 388,013
Cable Distributor	9,408
Holding Company	363,000
Real Estate	225,155
	$ 985,576

Transfers out of Level 1 into Level 2	$ 363,000

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2016, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of September 30, 2016:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$ 611,240,041		$ 27,581,782	(1)	$ -		$ 638,821,823
Preferred Stocks	-		3,643		-		3,643
Escrow Notes	-		-		-	*	-	*
Purchased Put Options	-		68,715		-		68,715
Warrants	323,638		1,311		-		324,949
Short-Term Investments	238,523		104,253,668		-		104,492,191
Investments Purchased with the Cash
Proceeds from Securities Lending	10,964,632		-		-		10,964,632
Total Investments in Securities	$ 622,766,834		$ 131,909,119		$ -	*	$ 754,675,953

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$ 17,983,790
Holding Company	1,479,500
Oil and Gas Extraction	6,436,453
Real Estate	1,682,039
$ 27,581,782

Transfers out of Level 1 into Level 2	$ 1,479,500

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2015	$ -	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2016	$ -	*

Description	Fair Value at 9/30/16		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$ -	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of September 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,305,749	$ -	$ -	$ 23,305,749
Rights	7,757	-	-	7,757
Investments Purchased with the Cash
Proceeds from Securities Lending	1,297,095	-	-	1,297,095
Total Investments in Securities	$ 24,610,601	$ -	$ -	$ 24,610,601

For the nine-month period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2016:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$ 150,425,948	$ 23,693,373	(1)	$ -	$ 174,119,321
Preferred Stocks	-	869,876		-	869,876
Warrants	32,801	313,008		-	345,809
Short-Term Investments	149	23,531,535		-	23,531,684
Investments Purchased with the Cash
Proceeds from Securities Lending	6,490,406	-		-	6,490,406
Total Investments in Securities	$ 156,949,304	$ 48,407,792		$ -	$ 205,357,096

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$ 11,357,395
Oil and Gas Extraction	1,200
Real Estate	12,306,262
Telecommunications	28,516
	$ 23,693,373

Transfers out of Level 2 into Level 1	$ 88,400

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2016, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2016:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$ 25,274,240		$ 4,957,062	(1)	$ -		$ 30,231,302
Preferred Stocks	-		198,186		-		198,186
Corporate Bonds	-		4,875		-		4,875
Purchased Put Options	-		22,905		-		22,905
Rights	-		-		-	*	–	*
Warrants	660		71,313		-		71,973
Short-Term Investments	6,941		9,707,912		-		9,714,853
Investments Purchased with the Cash
Proceeds from Securities Lending	5,050		-		-		5,050
Total Investments in Securities	$ 25,286,891		$ 14,962,253		$ -	*	$ 40,249,144

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$ 3,444,992
Real Estate	1,512,070
$ 4,957,062

For the nine-month period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2015	$ -	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2016	$ -	*

Description	Fair Value at 9/30/16		Valuation Techniques		Unobservable Input		Range
Rights	$ -	*	Market Comparables		No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of September 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 9,287,957	$ -	$ 9,287,957
U.S. Treasury Obligations	-	1,852,616	-	1,852,616
Exchange Traded Funds	5,818,562	-	-	5,818,562
Short-Term Investments	966,152	9,797,111	-	10,763,263
Total Investments in Securities	$ 6,784,714	$ 20,937,684	$ -	$ 27,722,398

Liabilities
Put Options Written	$ -	$ 121,873	$ -	$ 121,873

For the nine-month period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of September 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ -	$ 6,729,659	$ -	$ 6,729,659
Corporate Bonds	-	75,414,292	-	75,414,292
Municipal Bonds	-	189,000	-	189,000
Escrow Notes	-	57,500	-	57,500
Exchange Traded Notes	4,366	-	-	4,366
Mutual Funds	5,017,564	-	-	5,017,564
Short-Term Investments	882	6,412,882	-	6,413,764
Investments Purchased with the Cash
Proceeds from Securities Lending	11,454,853	-	-	11,454,853
Total Investments in Securities	$ 16,477,665	$ 88,803,333	$ -	$ 105,280,998

Liabilities
Put Options Written	$ -	$ 244	$ -	$ 244

For the nine-month period ended September 30, 2016, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*:  /s/ Peter B. Doyle
 Peter B. Doyle, President

Date:  November 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/ Peter B. Doyle
 Peter B. Doyle, President

Date:  November 7, 2016

By (Signature and Title)*:  /s/ Leonid Polyakov
 Leonid Polyakov, Treasurer

Date:  November 7, 2016

* Print the name and title of each signing officer under his or her signature.